EQUITY BASED COMPENSATION - Schedule of Awarded Compensatory Equity Based Compensation (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 13,738	$ 18,520	$ 75,017	$ 83,790	$ 89,860
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	4,575	3,597	20,475	23,138	27,628
Restricted Stock (Restricted Stock, Restricted Stock Units and Deferred Share Units)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	9,163	14,909	54,489	60,593	61,512
Profit Interest Units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation	$ 0	$ 14	$ 53	$ 59	$ 720